CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Note payable issued to Companies Founders in partial payment of stock purchase	$ 440,000	$ 440,000
Shares issued to existing shell shareholders in the reorganization	500,000	500,000
Accrued Expenses related to stock purchase	$ 60,000	$ 60,000